Fair Value Measurements	12 Months Ended
Jan. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The fair value of financial instruments is estimated by the Company, using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
Commercial paper. The Company uses quoted prices for similar assets and liabilities.
Money Market Funds. The Company values these assets using quoted market prices for such funds.
ARS. The Company determines the fair value of ARS on a quarterly basis by utilizing a discounted cash flow model, which considers, among other factors, assumptions about the (i) underlying collateral, (ii) credit risk associated with the issuer, and (iii) contractual maturity. The discounted cash flow model considers contractual future cash flows, representing both interest and principal payments. Future interest payments were projected using U.S. Treasury and swap curves over the remaining term of the ARS in accordance with the terms of each specific security and principal payments were assumed to be made at an estimated contractual maturity date taking into account applicable prepayments. Yields used to discount these payments were determined based on the specific characteristics of each security. Key considerations in the determination of the appropriate discount rate include the securities’ remaining term to maturity, capital structure subordination, quality and level of collateralization, complexity of payout structure, credit rating of the issuer, and the presence or absence of additional insurance.
Contingent Consideration. The Company values contingent consideration using an estimated probability-adjusted discounted cash flow model. The fair value measurements are based on significant inputs not observable in the market. The key assumptions used in these models are discount rates and the probabilities assigned to the milestones to be achieved. The fair value of contingent consideration is re-measured at each reporting period, and any changes in fair value resulting from either the passage of time or events occurring after the acquisition date, such as changes in the probability of achieving the performance target, are recorded in earnings.
Derivative assets and liabilities. The fair value of derivative instruments is based on quotes or data received from counterparties and third party financial institutions. These quotes are reviewed for reasonableness by discounting the future estimated cash flows under the contracts considering the terms and maturities of the contracts and markets rates for similar contracts using readily observable market prices thereof.
The following tables present financial instruments according to the fair value hierarchy as defined by the FASB’s guidance as of January 31, 2012 and 2011:
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of January 31, 2012

	January 31, 2012
	Quoted Prices to Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Financial Assets:
Money market funds (1)	$207,950	$—	$—	$207,950
Auction rate securities	—	—	272	272
Derivative assets	—	978	—	978
	$207,950	$978	$272	$209,200
Financial Liabilities:
Derivative liabilities	$—	$530	$—	$530
Contingent consideration liability for business combination	—	—	38,646	38,646
	$—	$530	$38,646	$39,176
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of January 31, 2011

	January 31, 2011
	Quoted Prices to Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Financial Assets:
Money market funds (1)	$186,414	$—	$—	$186,414
Auction rate securities	—	—	72,441	72,441
Derivative assets	—	88	—	88
	$186,414	$88	$72,441	$258,943
Financial Liabilities:
Derivative liabilities	$—	$1,886	$—	$1,886
Contingent consideration liability for business combination	—	—	3,686	3,686
	$—	$1,886	$3,686	$5,572

(1)
As of January 31, 2012, $205.8 million of money market funds were classified in “Cash and cash equivalents” and $2.1 million were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets. As of January 31, 2011, $153.0 million of money market funds were classified in “Cash and cash equivalents” and $33.4 million of money market funds were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets.

As of January 31, 2012 and 2011, $9.4 million of commercial paper for each date were classified in "Current assets of discontinued operations" and derivative assets of $0.4 million and $0.9 million, respectively, were classified in "Current assets of discontinued operations". The table above does not reflect these assets.
The following table is a summary of changes in the fair value of the level 3 financial assets and liabilities during the fiscal years ended January 31, 2012 and 2011:

	Level Three Financial Assets and Liabilities
	Fiscal Years Ended January 31,
	2012		2011
	Asset	Liability	Asset	Liability
	(In thousands)
Beginning balance	$72,441	$3,686	$114,650	$—
Sales	(49,150)	—	(56,320)	—
Redemptions	(25,800)	—	(900)	—
Change in realized and unrealized gains included in other income (expense), net	24,412	—	23,810	—
Change in unrealized (losses) gains and reclassification adjustments net of tax included in other comprehensive income	(21,631)	—	(8,392)	—
Impairment charges	—	—	(407)	—
Contingent consideration liability recorded for business combination	—	42,404	—	3,424
Payments of contingent consideration	—	(4,107)	—	—
Change in fair value recorded in operating expenses	—	(3,337)	—	262
Ending balance	$272	$38,646	$72,441	$3,686

The Company did not recognize any transfers between levels of fair value measurement hierarchy during the fiscal years ended January 31, 2012 and 2011.
Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also measures certain assets and liabilities at fair value on a nonrecurring basis. The Company measures non-financial assets, including goodwill, intangible assets and property and equipment, at fair value when there is an indication of impairment. These assets are recorded at fair value only when an impairment charge is recognized. The Company also elected not to apply the fair value option for non-financial assets and non-financial liabilities. For further details regarding impairment reviews see Note 1, Organization, Business and Summary of Significant Accounting Policies.
The following table presents the fair value of financial instruments which are carried at cost in the consolidated balance sheets as of January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Liabilities:
Term loan	$594,315	$597,000	$583,234	$586,200
Other debt	3,064	3,064	—	—
Convertible debt obligations	2,195	769	2,195	801

The carrying amounts of cash and cash equivalents, restricted cash and bank time deposits, accounts receivable and accounts payable are reasonable estimates of their fair value.
As of January 31, 2012, the carrying amount of the term loan under Verint's New Credit Agreement was $594.3 million and the estimated fair value was $597.0 million. As of January 31, 2011, the carrying amount of the term loan under the Prior Facility was $583.2 million and the estimated fair value was $586.2 million. The estimated fair values are based upon the estimated bid and ask prices as determined by the agent responsible for the syndication of Verint's term loan.
In connection with Verint's August 2, 2011 business combination, the Company assumed approximately $3.3 million of development bank and government debt in the Americas region. The carrying value of this debt was approximately $3.1 million at January 31, 2012, which approximates its fair value.
The carrying amount of Convertible Debt Obligations reported in the consolidated balance sheet as of January 31, 2012 and 2011 was $2.2 million. The Company has determined their fair value as of January 31, 2012 and 2011 to be $0.8 million.